Business Combinations (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Business Combinations [Line Items]
Components of Purchase Consideration

The purchase consideration comprises of the following:

Cash	10,394
Transfer of right to receive collection from Trade receivables outstanding on transfer date	803
Contingent consideration	576
Total consideration	11,773

Savaari Car Rentals Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price allocation

The purchase price was allocated based on management’s estimates and an independent appraisal of fair values as follows:

Property, plant and equipment	142
Intangible assets*	759
Other non-current assets	176
Current assets and liabilities, net (including cash and cash equivalents of USD 369)	697
Other non-current liabilities	(155)
Deferred tax liabilities, net	(152)
Total identifiable net assets acquired	1,467
Non-controlling interest (34%) #	(950)
Goodwill	6,328
Total purchase price	6,845

* Intangible assets primarily include identifiable brand/trade mark and technology related development cost.

# Includes USD 451 towards liability for ESOPs as per Savaari Plan 2013.

Happay [Member]
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price allocation

The purchase price was allocated based on management’s estimates and an independent appraisal of fair values as follows:

Property, plant and equipment	63
Intangible assets*	5,702
Current assets and liabilities, net	239
Total identifiable net assets acquired	6,004
Goodwill	5,769
Total purchase price	11,773

* Intangible assets primarily include identifiable brand/trade mark, customer relationship and technology related development costs.

Flamingo Transworld Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price allocation

The purchase price was allocated based on management’s estimates and an independent appraisal of fair values as follows:

Property, plant and equipment	570
Intangible assets*	4,335
Other non-current assets	2,319
Current assets and liabilities, net (including cash and cash equivalents of USD 6,060)	3,468
Deferred tax liabilities	(811)
Total identifiable net assets acquired	9,881
Non-controlling interest (49%)	(4,842)
Goodwill	12,962
Total purchase price	18,001